Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information [Abstract]
Segment Information

Note 12 – Segment Information

We operate in four reportable segments: Creatd Labs, Creatd Ventures, and Creatd Partners are our three main operating segments. Our fourth segment, Creatd Studios, has high quality capabilities in place for future growth but is not current an operating segment of focus. Our segments were determined based on the economic characteristics of our products and services, our internal organizational structure, the manner in which our operations are managed and the criteria used by our Chief Operating Decision Maker (CODM) to evaluate performance, which is generally the segment’s operating losses.

Operations of:	Products and services provided:
Creatd Labs	Creatd Labs is the segment focused on development initiatives. Creatd Labs houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities. Creatd Labs derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees.

Creatd Ventures	Creatd Ventures builds, develops, and scales e-commerce brands. This segment generates revenues through product sales of its two majority-owned direct-to-consumer brands, Camp and Dune Glow Remedy.
Creatd Partners	Creatd Partners fosters relationships between brands and creators through its suite of agency services, including content marketing (Vocal for Brands), performance marketing (Seller’s Choice), and influencer marketing (WHE Agency). Creatd Partners derives revenues in the form of brand fees and talent management commissions.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of June 30, 2023
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Accounts receivable, Net	$31,310	$9,630	$-	$26,633	$-	$67,573
Prepaid expenses and other current assets	$-	$-	$-	$-	$368,231	$368,231
Deposits and other assets	$-	$-	$-	$-	$874,517	$874,517
Intangible assets	$-	$191,253	$-	$-	$-	$191,253
Goodwill	$-	$46,460	$-	$-	$-	$46,460
Inventory	$16,374	$154,011	$-	$-	$-	$170,385
All other assets	$-	$-	$-	$350	$2,210,068	$2,210,418
Total Assets	$47,684	$401,353	$-	$26,983	$3,452,816	$3,928,837

Accounts payable and accrued liabilities	$652,394	$1,772,273	$9,000	$445,424	$9,719,177	$12,598,276
Notes payable and convertible notes, net of debt discount and issuance costs	$516,139	$82,116	$-	$-	$7,202,791	$7,801,046
Deferred revenue	$321,763	$-	$-	$-	$-	$321,763
All other Liabilities	$-	$-	$-	$-	$2,253,794	$2,253,794
Total Liabilities	$1,490,295	$1,854,390	$9,000	$445,424	$19,175,762	$22,974,879

	As of December 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$11,217	$-	$228,206	$-	$239,423
Prepaid expenses and other current assets	23,712	40,681	-	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	-	164,676	797,231
Intangible assets	-	207,301	-	-	22,783	230,084
Goodwill	30,125	46,460	-	-	-	76,585
Inventory	-	374,845	-	-	-	374,845
All other assets	-	-	-	-	2,973,034	2,973,034
Total Assets	$683,792	$683,104	$-	$228,206	$3,224,647	$4,819,749

Accounts payable and accrued liabilities	$8,495	$1,635,298	$-	$509,931	$5,411,996	$7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	-	1,368,919	1,683,694
Deferred revenue	275,017	-	-	24,392	-	299,409
All other Liabilities	-	-	-	-	7,774,125	7,774,125
Total Liabilities	$414,127	$1,819,458	$-	$534,323	$14,555,040	$17,322,948

	For the three months ended June 30, 2023
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Net revenue	$310,377	$196,837	$-	$192,150	$-	$699,364
Cost of revenue	$266,012	$94,966	$-	$76,609	$-	$437,586
Gross margin	$44,365	$101,872	$-	$115,541	$-	$261,778

Compensation	$126,155	$121,657	$63,244	$63,077	$346,926	$721,059
Research and development	$46,301	$-	$-	$-	$-	$46,301
Marketing	$371,809	$-	$-	$-	$-	$371,809
Stock based compensation	$108,098	$54,049	$27,024	$54,049	$314,487	$557,707
General and administrative	$224,611	$160,284	$97,518	$111,233	$621,061	$1,214,707
Depreciation and amortization	$-	$25,924	$-	$-	$36,907	$62,831
Total operating expenses	$876,974	$361,913	$187,787	$228,359	$1,319,381	$2,974,414

Interest expense	$(15,677)	$(5,332)	$-	$-	$(72,972)	$(93,981)
All other expenses	$-	$-	$-	$-	$(1,659,241)	$(1,659,241)

Other expenses, net	$(15,677)	$(5,332)	$-	$-	$(1,732,213)	$(1,753,222)
Loss before income tax provision and equity in net loss from unconsolidated investments	$(848,286)	$(265,373)	$(187,787)	$(112,818)	$(3,051,594)	$(4,465,858)

	For the three months ended June 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Net revenue	$496,673	$486,250	$-	$642,978	$-	$1,625,901
Cost of revenue	$718,636	$649,433	$-	$426,350	$-	$1,794,419
Gross margin	$(221,963)	$(163,183)	$-	$216,628	$-	$(168,518)

Research and development	$134,724	$-	$-	$89,788	$-	$224,512
Marketing	$665,293	$538,296	$-	$73,921	$-	$1,277,510
Stock based compensation	$413,585	$374,922	$-	$429,729	$922,982	$2,141,218
General and administrative	$130,342	$367,222	$-	$381,432	$3,302,670	$4,181,666
Depreciation and amortization	$-	$76,440	$-	$38,100	$27,515	$142,055
Total operating expenses	$1,343,944	$1,280,440	$-	$974,870	$4,225,652	$7,824,906

Interest expense	$(15,099)	$-	$-	$-	$(5,261)	$(20,360)
All other expenses	$-	$-	$-	$-	$(691,154)	$(691,154)

Other expenses, net	$(15,099)	$-	$-	$-	$(696,415)	$(711,514)
Loss before income tax provision and equity in net loss from unconsolidated investments	$(1,570,239)	$(1,443,623)	$-	$(758,242)	$(4,932,834)	$(8,704,938)

	For the six months ended June 30, 2023
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Net revenue	$609,572	$607,731	$28,868	$439,338	$-	$1,685,509
Cost of revenue	$498,110	$798,219	$2,500	$151,445	$-	$1,450,274
Gross margin	$111,462	$(190,488)	$26,368	$287,893	$-	$235,235

Compensation	$913,414	$255,707	$104,782	$65,715	$3,495,963	$4,835,582
Research and development	$177,927	$-	$-	$-	$-	$177,927
Marketing	$903,874	$3,456	$-	$-	$-	$907,330
Stock based compensation	$1,793,548	$1,592,938	$27,024	$1,739,499	$2,732,742	$7,885,751
General and administrative	$398,442	$237,417	$138,741	$189,994	$1,816,181	$2,780,775
Depreciation and amortization	$-	$33,291	$-	$-	$38,831	$72,122
Impairment of goodwill	$-	$-	$-	$-	$-	$-
Impairment of intangibles	$-	$-	$-	$-	$-	$-
Total operating expenses	$4,187,205	$2,122,809	$270,548	$1,995,208	$8,083,717	$16,659,487

Interest expense	$1,101	$(5,332)	$-	$2,266	$(157,386)	$(159,351)
All other expenses	$-	$-	$-	$-	$(3,837,780)	$(3,837,780)

Other expenses, net	$1,101	$(5,332)	$-	$2,266	$(3,995,166)	$(3,997,131)
Loss before income tax provision and equity in net loss from unconsolidated investments	$(4,074,642)	$(2,318,629)	$(244,180)	$(1,705,049)	$(12,078,883)	$(20,421,383)

	For the six months ended June 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Net revenue	$908,680	$889,610	$-	$1,176,349	$-	$2,974,639
Cost of revenue	$1,348,265	$1,218,430	$-	$799,894	$-	$3,366,589
Gross margin	$(439,585)	$(328,820)	$-	$376,455	$-	$(391,950)

Research and development	$270,733	$-	$-	$180,433	$-	$451,166
Marketing	$1,754,761	$1,419,797	$-	$194,973	$-	$3,369,531
Stock based compensation	$622,345	$564,166	$-	$646,637	$1,388,862	$3,222,010
General and administrative	$227,045	$639,669	$-	$664,423	$5,752,967	$7,284,104
Depreciation and amortization	$-	$152,793	$-	$76,156	$54,998	$283,947
Impairment of goodwill	$-	$-	$-	$-	$-	$-
Impairment of intangibles	$-	$-	$-	$-	$-	$-
Total operating expenses	$2,874,884	$2,776,425	$-	$1,762,622	$7,196,827	$14,610,758

Interest expense	$(30,198)	$-	$-	$-	$(4,058)	$(34,256)
All other expenses	$-	$-	$-	$-	$(549,022)	$(549,022)

Other expenses, net	$(30,198)	$-	$-	$-	$(553,080)	$(583,278)
Loss before income tax provision and equity in net loss from unconsolidated investments	$(3,344,667)	$(3,105,245)	$-	$(1,386,167)	$(7,749,907)	$(15,585,986)

Note 13 – Segment Information

We operate in three reportable segments: Creatd Labs, Creatd Ventures, and Creatd Partners. Our segments were determined based on the economic characteristics of our products and services, our internal organizational structure, the manner in which our operations are managed and the criteria used by our Chief Operating Decision Maker (CODM) to evaluate performance, which is generally the segment’s operating losses.

Operations of:	Products and services provided:
Creatd Labs

Creatd Labs is the segment focused on development initiatives. Creatd Labs houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities. Creatd Labs derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees.

Creatd Ventures	Creatd Ventures builds, develops, and scales e-commerce brands. This segment generates revenues through product sales of its two majority-owned direct-to-consumer brands, Camp and Dune Glow Remedy.
Creatd Partners	Creatd Partners fosters relationships between brands and creators through its suite of agency services, including content marketing (Vocal for Brands), performance marketing (Seller’s Choice), and influencer marketing (WHE Agency). Creatd Partners derives revenues in the form of brand fees and talent management commissions.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of December 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$11,217	$228,206	$-	$239,423
Prepaid expenses and other current assets	23,712	40,681	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	164,676	797,231
Intangible assets	-	207,301	-	22,783	230,084
Goodwill	-	46,460	-	-	46,460
Inventory	30,125	374,845	-	-	404,970
All other assets	-	-	-	2,973,034	2,973,034
Total Assets	$683,792	$683,104	$228,206	$3,224,647	$4,819,749

Accounts payable and accrued liabilities	$8,495	$1,635,298	$509,931	$5,411,996	$7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	1,368,919	1,683,694
Deferred revenue	275,017	-	24,392	-	299,409
All other Liabilities	-	-	-	7,774,125	7,774,125
Total Liabilities	$414,217	$1,819,458	$534,323	$14,555,040	$17,322,948

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

	For the year December 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,616,278	$1,456,593	$1,723,603	$-	$4,796,474
Cost of revenue	2,000,970	2,807,285	1,300,951	-	6,109,206
Gross margin (loss)	(384,692)	(1,350,692)	422,652	-	(1,312,732)

Compensation	1,794,003	826,185	931,158	1,127,044	4,678,390
Research and development	606,211	-	345,203	-	951,414
Marketing	2,722,579	1,675,083	302,509	-	4,700,171
Stock based compensation	864,507	781,928	887,627	1,649,782	4,183,844
General and administrative not including depreciation, amortization, or Impairment	246,540	592,210	509,757	7,675,921	9,024,428
Depreciation and amortization	-	143,360	132,683	316,096	592,139
Impairment of intangibles	213,141	365,732	-	3,009,121	3,587,994

Total operating expenses	$4,439,837	$3,558,313	$2,177,779	$12,650,920	$27,718,380

Interest expense	(33,938)	298	-	(787,411)	(821,051)
All other expenses	-	-	-	(5,824,152)	(5,824,152)
Other expenses, net	(33,938)	298	-	(6,611,563)	(6,645,203)

Loss before income tax provision	$(4,858,467)	$(4,908,707)	$(1,755,127)	$(19,262,483)	$(35,676,315)

	For the year ended December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,926,374	$90,194	$2,283,149	$-	$4,299,717
Cost of revenue	3,186,240	148,989	1,964,808	-	5,300,037
Gross margin	(1,259,866)	(58,940)	318,341	-	(1,000,320)

Research and development	758,293	131	225,104	-	983,528
Marketing	8,182,935	-	962,698	481,349	9,626,982
Stock based compensation	1,727,021	1,560,546	1,884,986	4,488,615	9,661,168
Impairment of goodwill	-	-	1,035,795	-	1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,918,130	1,665,783	1,600,212	2,791,236	9,975,360
Depreciation and amortization	-	100,633	252,730	44,076	397,440
Impairment of intangibles	-	-	688,127	-	688,127

Total operating expenses	$14,586,379	$3,327,093	$6,649,652	$11,803,003	$32,368,400

Interest expense	(12,706)	-	-	(359,400)	(372,106)
All other expenses	-	-	-	(3,638,327)	(3,638,327)
Other expenses, net	(12,706)			(3,997,727)	(4,010,433)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(15,858,951)	$(3,385,888)	$(6,331,311)	$(11,803,003)	$(37,379,153)